Investments (Details 16) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans [Abstract]
Financing Receivable, Individually Evaluated for Impairment	$ 60,904	$ 35,646
Financing Receivable, Collectively Evaluated for Impairment	942,620	856,404
Loans Receivable, Gross, Commercial, Real Estate	1,003,524	892,050
Valuation Allowances [Abstract]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	8,188	6,239
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	3,605	0
Financing Receivable Allowance For Credit Losses Total	11,793	6,239
Mortgage Loans Net Of Valuation Allowance [Abstract]
Mortgage loans on real estate	$ 991,731	$ 885,811